Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes (Details) [Line Items]
Income tax rate	25.00%
Withholding tax rate	10.00%
Statutory rate	10.00%
Deferred income tax liabilities (in Dollars)	$ 42,087,930	$ 34,785,070
Board members voting percentage	50.00%
Income tax maturity	5 years
Tax savings amount (in Dollars)	$ 1,933,000	$ 4,198,000	$ 2,427,000
Decrease in basic and diluted earnings per shares (in Dollars per share)	$ 0.5	$ 0.2	$ 0.16
Net operating losses (in Dollars)	$ 4,521,000	$ 3,786,000
Hong Kong [Member]
Taxes (Details) [Line Items]
Income tax rate	16.50%
Withholding tax rate	5.00%
Foreign Investment Enterprises [Member]
Taxes (Details) [Line Items]
Income tax rate	25.00%
PRC [Member]
Taxes (Details) [Line Items]
Withholding tax rate	10.00%